Offerings - Offering: 1	Aug. 28, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 4,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 612.40
Offering Note	Calculated as the aggregate maximum value of Shares being purchased.